SHAREHOLDERS' EQUITY (Schedule Of Equity-Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total share-based compensation expense	$ 1,980	$ 1,203	$ 1,071
Cost of Revenue [Member]
Total share-based compensation expense	42	54	30
Research And Development Expense [Member]
Total share-based compensation expense	313	229	151
Selling And Marketing Expense [Member]
Total share-based compensation expense	640	292	369
General And Administrative Expense [Member]
Total share-based compensation expense	$ 985	$ 628	$ 521